Financial risk management - D.5. Liquidity risk (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	$ (5,815)	$ (6,697)
Lease liability	(954)	(1,043)
Cash and cash equivalents	699	775	$ 1,039	$ 895
Pledged deposits	0	6
Net cash (debt) including derivatives related to debt	(5,174)	(5,956)
Trade payables (excluding accruals)	(29)	(26)
Trade receivables	390	443
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(5,869)	(6,744)
Lease liability	(954)	(1,043)
Cash and cash equivalents	699	775
Derivative financial instruments	(59)	(58)
Pledged deposits		5
Net cash (debt) including derivatives related to debt	(6,128)	(6,999)
Future interest commitments related to debt and financing	(2,326)	(1,791)
Future interest commitments related to leases	(463)	(502)
Trade payables (excluding accruals)	(467)	(582)
Other financial liabilities (including accruals)	(1,219)	(957)
Trade receivables	390	443
Other financial assets	242	302
Net financial liabilities	$ (9,971)	$ (10,086)
Liquidity risk | Commercial Banks
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	20.00%	24.00%
Liquidity risk | Bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	66.00%	61.00%
Liquidity risk | Finance lease liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Concentration risk percentage	14.00%	13.00%
Liquidity risk | Deferred financing costs netting
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	$ 54	$ 66
Liquidity risk | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(283)	(203)
Lease liability	(156)	(189)
Cash and cash equivalents	699	775
Derivative financial instruments	0	(12)
Pledged deposits		5
Net cash (debt) including derivatives related to debt	262	377
Future interest commitments related to debt and financing	(352)	(427)
Future interest commitments related to leases	(90)	(108)
Trade payables (excluding accruals)	(467)	(582)
Other financial liabilities (including accruals)	(1,219)	(957)
Trade receivables	390	443
Other financial assets	171	224
Net financial liabilities	(1,305)	(1,031)
Liquidity risk | Less than 1 year | Deferred financing costs netting
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	1	1
Liquidity risk | 1 to 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(2,757)	(3,309)
Lease liability	(445)	(498)
Cash and cash equivalents	0	0
Derivative financial instruments	(59)	(46)
Pledged deposits		0
Net cash (debt) including derivatives related to debt	(3,245)	(3,829)
Future interest commitments related to debt and financing	(1,830)	(1,270)
Future interest commitments related to leases	(253)	(286)
Trade payables (excluding accruals)	0	0
Other financial liabilities (including accruals)	0	0
Trade receivables	0	0
Other financial assets	71	78
Net financial liabilities	(5,257)	(5,307)
Liquidity risk | 1 to 5 years | Deferred financing costs netting
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	16	24
Liquidity risk | Greater than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(2,829)	(3,232)
Lease liability	(352)	(355)
Cash and cash equivalents	0	0
Derivative financial instruments	0	0
Pledged deposits		0
Net cash (debt) including derivatives related to debt	(3,145)	(3,547)
Future interest commitments related to debt and financing	(144)	(93)
Future interest commitments related to leases	(121)	(108)
Trade payables (excluding accruals)	0	0
Other financial liabilities (including accruals)	0	0
Trade receivables	0	0
Other financial assets	0	0
Net financial liabilities	(3,410)	(3,748)
Liquidity risk | Greater than 5 years | Deferred financing costs netting
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	36	41
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(5,815)	(6,678)
Interest rate risk | Vendor Financing
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing		(18)
Interest rate risk | Less than 1 year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	(281)	(202)
Interest rate risk | Greater than 5 years
Disclosure of nature and extent of risks arising from financial instruments [line items]
Debt and financing	$ (2,793)	$ (3,191)